Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished goods	$ 74,680	$ 78,604
Work-in-process	6,265	6,559
Raw materials	46,099	38,495
Total Inventory	$ 127,044	$ 123,658